Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of fair value measurement of assets [line items]
Balance as at the end of the year		₨ 538,422	₨ 189,988
Additions		21,428	498,972
Deletions		(22,084)	(72,850)
Depreciation (Refer note 13)		(87,936)	(77,868)
Effects of movements in foreign exchange rates		10	180
Balance as at the end of the year	$ 6,150	449,840	538,422	189,988
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Balance as at the end of the year		521,534	158,346
Additions		21,428	498,972
Deletions		(21,110)	(69,338)
Depreciation (Refer note 13)		(79,967)	(66,526)
Effects of movements in foreign exchange rates		(14)	80
Balance as at the end of the year		441,871	521,534	158,346
Motor vehicles [member]
Disclosure of fair value measurement of assets [line items]
Balance as at the end of the year		950	6,295
Additions
Deletions		(974)	(2,392)
Depreciation (Refer note 13)			(3,053)
Effects of movements in foreign exchange rates		24	100
Balance as at the end of the year			950	6,295
Others [member]
Disclosure of fair value measurement of assets [line items]
Balance as at the end of the year		15,938	25,347
Additions
Deletions			(1,120)
Depreciation (Refer note 13)		(7,969)	(8,289)
Effects of movements in foreign exchange rates
Balance as at the end of the year		₨ 7,969	₨ 15,938	₨ 25,347